Intangible Assets - Summary of Intellectual Property Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Intellectual property rights [line items]
Patent	₩ 686,981	₩ 826,435
Other	2,851	2,344
Intellectual property rights, net	₩ 689,832	₩ 828,779
Remaining amortaization period	3 years 8 months 12 days	3 years 7 months 6 days
Direct additions
Intellectual property rights [line items]
Patent	₩ 237,364	₩ 214,634
Remaining amortaization period	7 years	7 years 1 month 6 days
Licenses agreement
Intellectual property rights [line items]
Patent	₩ 449,617	₩ 611,801
Remaining amortaization period	5 years 1 month 6 days	5 years 6 months